[GUGGENHEIM LETTERHEAD]
October 2, 2015

VIA EDGAR
Securities and Exchange Commission
101 F Street, NE
Washington, D.C. 20549

Re:	Claymore Exchange-Traded Fund Trust 2 (the “Registrant”)
File Number: 333-135105, 811-21910
Ladies and Gentlemen:
On behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 223 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), filed on September 28, 2015, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on September 28, 2015, accession number 0001628280-15-007302.

If you have any questions or comments regarding this filing, please call Jeremy Senderowicz at (212) 641-5669.
Very truly yours,
Claymore Exchange-Traded Fund Trust 2
By: /s/ Mark E. Mathiasen
Mark E. Mathiasen
Secretary